Accounting policies - Intangible assets and goodwill (Details)	12 Months Ended
Dec. 31, 2018
Patents
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	10 years
Computer software
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	2 years